Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders’ equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0
Preferred stock, shares authorized	20,000,000	0
Preferred stock, shares issued	6,900,000	0
Preferred stock, shares outstanding	6,900,000	0
Preferred stock, liquidation preference (in dollars per share)	$ 25	$ 0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	448,868,269	483,624,120
Common stock, shares outstanding	448,868,269	483,624,120
Spirit Realty, L.P.
Partners' Capital
General partners' common capital, units issued	3,988,218	3,988,218
General partners' common capital, units outstanding	3,988,218	3,988,218
Limited partners' common capital, units issued	444,880,051	479,635,902
Limited partners' common capital, units outstanding	444,880,051	479,635,902
Limited partners' preferred capital, units issued	6,900,000	0
Limited partners' preferred capital, units outstanding	6,900,000	0